CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (361,000,000.0)	$ (64,400,000)	$ (279,500,000)
Net loss from discontinued operations	(250,700,000)	(18,200,000)	(390,800,000)
Net (loss) income from continuing operations	(110,300,000)	(46,200,000)	111,300,000
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	210,600,000	225,200,000	232,900,000
Asset impairment	129,100,000	0	59,000,000.0
Stock-based compensation	22,600,000	30,700,000	28,200,000
(Gain) loss on divestitures	0	(14,300,000)	86,000,000.0
Unrealized loss (gain) on derivative contracts	47,000,000.0	22,500,000	(2,300,000)
Deferred income taxes	(63,300,000)	(16,800,000)	(130,100,000)
Other, net	(500,000)	25,200,000	4,000,000.0
Changes in operating assets and liabilities, net of effect of divestitures and acquisitions:
Receivables	80,600,000	(29,100,000)	103,300,000
Inventories	65,500,000	50,600,000	23,700,000
Prepaid expenses and other assets	7,100,000	32,500,000	(18,900,000)
Accounts payable	(80,900,000)	106,100,000	(9,600,000)
Accrued expenses and other liabilities	(43,600,000)	85,700,000	(21,800,000)
Net cash provided by operating activities - continuing operations	263,900,000	472,100,000	465,700,000
Net cash provided by operating activities - discontinued operations	43,800,000	33,700,000	40,300,000
Net cash provided by operating activities	307,700,000	505,800,000	506,000,000.0
Cash flows from investing activities:
Additions to property, plant, and equipment	(122,700,000)	(155,000,000.0)	(135,500,000)
Additions to intangible assets	(24,100,000)	(22,400,000)	(26,100,000)
Proceeds from sale of fixed assets	4,800,000	5,700,000	8,400,000
Proceeds from divestitures	0	30,800,000	18,800,000
Other	2,700,000	(1,500,000)	(1,200,000)
Net cash used in investing activities - continuing operations	(139,300,000)	(142,400,000)	(135,600,000)
Net cash provided by (used in) investing activities - discontinued operations	71,200,000	(18,500,000)	(24,200,000)
Net cash used in investing activities	(68,100,000)	(160,900,000)	(159,800,000)
Cash flows from financing activities:
Borrowings under Revolving Credit Facility	194,100,000	108,700,000	676,900,000
Payments under Revolving Credit Facility	(194,100,000)	(108,700,000)	(846,900,000)
Repurchases of 2022 and 2024 Notes	0	(196,200,000)	0
Proceeds from refinanced Term Loans	0	0	1,400,000,000.0
Payment on other long-term debt	0	0	(300,000)
Payments on finance lease obligations and other debt	(1,900,000)	(1,200,000)	(2,300,000)
Payment of deferred financing costs	0	(2,400,000)	(4,900,000)
Payments on Term Loans	(200,000,000.0)	(56,500,000)	(1,477,300,000)
Repurchases of common stock	0	(54,600,000)	(28,700,000)
Receipts related to stock-based award activities	700,000	4,700,000	12,100,000
Payments related to stock-based award activities	(5,700,000)	(8,400,000)	(6,900,000)
Other	0	3,600,000	0
Net cash used in financing activities - continuing operations	(206,900,000)	(311,000,000.0)	(278,300,000)
Net cash (used in) provided by financing activities - discontinued operations	0	0	0
Net cash used in financing activities	(206,900,000)	(311,000,000.0)	(278,300,000)
Effect of exchange rate changes on cash and cash equivalents	5,300,000	(2,400,000)	2,800,000
Net increase in cash and cash equivalents	38,000,000.0	31,500,000	70,700,000
Cash and cash equivalents, beginning of year	164,300,000	132,800,000	62,100,000
Cash and cash equivalents, end of year	202,300,000	164,300,000	132,800,000
Supplemental cash flow disclosures
Interest paid	110,200,000	118,200,000	115,400,000
Net income taxes (refunded) paid	(7,300,000)	(7,000,000.0)	12,400,000
Non-cash investing activities:
Accrued purchase of property and equipment	28,800,000	19,800,000	19,300,000
Accrued other intangible assets	3,200,000	$ 6,100,000	$ 3,200,000
Right-of-use assets and operating lease obligations recognized at / after ASU 2016-02 transition	$ 13,100,000